Recovery of Erroneously Awarded Compensation	12 Months Ended
Sep. 30, 2025
Restatement Determination Date [Axis]: 2025-09-30
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	The Company has adopted a Dodd-Frank Restatement Recoupment Policy (the “Clawback Policy”) pursuant to Rule 10D-1 under the Exchange Act and Rule 5608 of the Nasdaq Stock Market. The Clawback Policy provides for the recovery of Erroneously Awarded Compensation (as defined in the Clawback Policy) received by Executive Officers in the event the Company is required to prepare an accounting restatement due to the material noncompliance of the Company with any financial reporting requirement under the securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period. The Clawback Policy applies to Erroneously Awarded Compensation received during the three completed fiscal years immediately preceding the date that the Company is required to prepare a restatement and is administered by the Compensation Committee. A copy of the Clawback Policy is filed as Exhibit 97.1 to our Annual Report on Form 10-K filed with the SEC on December 26, 2024.